Depreciation, Amortization And Asset Removal Costs	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation, Amortization And Asset Removal Costs	DEPRECIATION, AMORTIZATION AND ASSET REMOVAL COSTS

Year ended December 31 (millions of dollars)	2020	2019
Depreciation of property, plant and equipment	691	671
Amortization of intangible assets	69	81
Amortization of regulatory assets	23	25
Depreciation and amortization	783	777
Asset removal costs	101	101
	884	878